Discontinued Operations (Financial Results Of The Commercial Lending Business Included In Net Income (Loss) From Discontinued Operations) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Discontinued Operations [Abstract]
Interest income	$ 7,397	$ 12,962	$ 15,932	$ 25,623
Provision		(598)		13,262
Net interest income	7,397	13,560	15,932	12,361
Non interest income	2,288	321	2,336	798
Non interest expense	5,588	1,818	11,072	3,571
Income (loss) before taxes	4,097	12,063	7,196	9,588
Income taxes	1,424	3,393	2,502	2,517
Net income (loss)	2,673	$ 8,670	4,694	$ 7,071
Loans, net	629,314		629,314		$ 867,399
Other assets	21,844		21,844		20,530
Total assets	$ 651,158		$ 651,158		$ 887,929